Investment Strategy	Aug. 31, 2026
Federated Hermes Municipal High Yield Advantage Fund
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund pursues its objective by investing its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax (except when investing for “defensive” purposes). Interest from the Fund’s investments may be subject to (or may be a specific preference item for purposes of) the federal alternative minimum tax (AMT) for individuals.The Fund invests at least a majority of the Fund’s assets in a portfolio of: (1) long-term, tax-exempt securities; and (2) medium-quality or noninvestment-grade, tax-exempt securities. Long-term, tax-exempt securities generally include tax-exempt securities with stated maturities of 10 years or more. The Fund also may invest in tax-exempt securities with stated maturities of less than 10 years.Investment-grade securities are securities that receive investment-grade ratings (i.e., generally ratings in the first, second, third or fourth highest rating category) by a nationally recognized statistical rating organization (NRSRO) or unrated securities of comparable quality. The presence of a ratings modifier, sub-category, or gradation (for example, a (+) or (-)) is intended to show relative standing within the major rating categories and does not affect the security credit rating for purposes of the Fund’s investment parameters. For example, securities rated AAA, AA, A or BBB (including modifiers, sub-categories or gradations) by S&P Global Ratings (“S&P Global”), an NRSRO, would be rated in the first, second, third or fourth highest ratings category, respectively. Securities rated below investment grade (or noninvestment-grade securities) are securities that do not receive investment-grade ratings (i.e., generally ratings below one of the four highest rating categories) by an NRSRO or unrated securities of comparable quality. For example, securities rated B or BB (including modifiers, sub-categories or gradations) by S&P Global, an NRSRO, would be noninvestment-grade securities. Medium-quality securities generally include securities rated in the third or fourth highest rating category by an NRSRO and unrated securities of comparable quality. For example, tax-exempt securities rated A and BBB by S&P Global, an NRSRO, are rated in the third (A) and fourth (BBB) highest rating categories, respectively. Under relevant SEC guidance, the Fund is permitted to invest in medium-quality and other investment-grade, tax-exempt securities to a greater degree than a high-yield bond fund that does not invest primarily in tax-exempt municipal securities. The Fund invests at least a majority of its assets in medium-quality or noninvestment-grade, tax-exempt securities in an attempt to pursue a higher level of current income than a tax-exempt bond fund that invests purely in investment-grade securities. The Adviser may invest up to 100% of the Fund’s assets in noninvestment-grade, tax-exempt securities. Although medium-quality securities are still considered investment-grade securities, lower credit ratings do correspond to higher perceived credit risk. Medium-quality, tax-exempt securities generally are subject to tax-exempt securities risk, interest rate, issuer credit, counterparty credit, liquidity, tax, leverage, call, sector, prepayment, credit enhancement and economic risks as described in this Prospectus. Noninvestment-grade securities, which are also known as junk bonds, also generally are subject to these same risks, as well as the risks of investing in noninvestment-grade securities as described in this Prospectus. The securities in which the Fund may principally invest include tax-exempt securities, which may include, for example, general obligation bonds, special revenue bonds, private activity bonds, tax-increment financing bonds, municipal leases, zero-coupon securities, inverse floaters, municipal mortgage-backed securities and planned amortization classes. Certain of the tax-exempt securities in which the Fund invests may be subject to credit enhancement. The Fund also may principally invest in derivative contracts (such as, for example, futures contracts, option contracts and swap contracts) and hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative or hybrid instrument in an attempt to benefit from changes in the value of the underlying investment(s), to gain exposure to the municipal bond sector, to increase or decrease the effective duration of the Fund’s portfolio or to hedge against potential losses. Derivative contracts and hybrid instruments also may be subject to the risks of investing in derivative contracts and hybrid instruments as described in this Prospectus. There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund that provide investment exposure to investments suggested by the Fund’s name are included within the Fund’s 80% policy and are calculated at notional value. The Fund also may invest in certain securities or other investments (such as money market funds, market discount bonds, credit default swaps and other derivative transactions) that will likely cause the Fund to realize a limited amount of ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes). The ordinary income derived from these investment strategies generally will be limited to approximately 5% or less of the Fund’s annual distributions. The Adviser may lengthen or shorten duration from time to time based on its interest rate outlook. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.The Fund invests its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax, except when investing for “defensive” purposes. This policy may not be changed without shareholder approval.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests at least a majority of the Fund’s assets in a portfolio of: (1) long-term, tax-exempt securities; and (2) medium-quality or noninvestment-grade, tax-exempt securities. Long-term, tax-exempt securities generally include tax-exempt securities with stated maturities of 10 years or more. The Fund also may invest in tax-exempt securities with stated maturities of less than 10 years.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund pursues its objective by investing its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax (except when investing for “defensive” purposes). Interest from the Fund’s investments may be subject to (or may be a specific preference item for purposes of) the federal alternative minimum tax (AMT) for individuals.Investment-grade securities are securities that receive investment-grade ratings (i.e., generally ratings in the first, second, third or fourth highest rating category) by a nationally recognized statistical rating organization (NRSRO) or unrated securities of comparable quality. The presence of a ratings modifier, sub-category, or gradation (for example, a (+) or (-)) is intended to show relative standing within the major rating categories and does not affect the security credit rating for purposes of the Fund’s investment parameters. For example, securities rated AAA, AA, A or BBB (including modifiers, sub-categories or gradations) by S&P Global Ratings (“S&P Global”), an NRSRO, would be rated in the first, second, third or fourth highest ratings category, respectively. Securities rated below investment grade (or noninvestment-grade securities) are securities that do not receive investment-grade ratings (i.e., generally ratings below one of the four highest rating categories) by an NRSRO or unrated securities of comparable quality. For example, securities rated B or BB (including modifiers, sub-categories or gradations) by S&P Global, an NRSRO, would be noninvestment-grade securities. Medium-quality securities generally include securities rated in the third or fourth highest rating category by an NRSRO and unrated securities of comparable quality. For example, tax-exempt securities rated A and BBB by S&P Global, an NRSRO, are rated in the third (A) and fourth (BBB) highest rating categories, respectively. Under relevant SEC guidance, the Fund is permitted to invest in medium-quality and other investment-grade, tax-exempt securities to a greater degree than a high-yield bond fund that does not invest primarily in tax-exempt municipal securities. The Fund invests at least a majority of its assets in medium-quality or noninvestment-grade, tax-exempt securities in an attempt to pursue a higher level of current income than a tax-exempt bond fund that invests purely in investment-grade securities. The Adviser may invest up to 100% of the Fund’s assets in noninvestment-grade, tax-exempt securities. Although medium-quality securities are still considered investment-grade securities, lower credit ratings do correspond to higher perceived credit risk. Medium-quality, tax-exempt securities generally are subject to tax-exempt securities risk, interest rate, issuer credit, counterparty credit, liquidity, tax, leverage, call, sector, prepayment, credit enhancement and economic risks as described in this Prospectus. Noninvestment-grade securities, which are also known as junk bonds, also generally are subject to these same risks, as well as the risks of investing in noninvestment-grade securities as described in this Prospectus. The securities in which the Fund may principally invest include tax-exempt securities, which may include, for example, general obligation bonds, special revenue bonds, private activity bonds, tax-increment financing bonds, municipal leases, zero-coupon securities, inverse floaters, municipal mortgage-backed securities and planned amortization classes. Certain of the tax-exempt securities in which the Fund invests may be subject to credit enhancement. The Fund also may principally invest in derivative contracts (such as, for example, futures contracts, option contracts and swap contracts) and hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative or hybrid instrument in an attempt to benefit from changes in the value of the underlying investment(s), to gain exposure to the municipal bond sector, to increase or decrease the effective duration of the Fund’s portfolio or to hedge against potential losses. Derivative contracts and hybrid instruments also may be subject to the risks of investing in derivative contracts and hybrid instruments as described in this Prospectus. There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund that provide investment exposure to investments suggested by the Fund’s name are included within the Fund’s 80% policy and are calculated at notional value. The Fund also may invest in certain securities or other investments (such as money market funds, market discount bonds, credit default swaps and other derivative transactions) that will likely cause the Fund to realize a limited amount of ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes). The ordinary income derived from these investment strategies generally will be limited to approximately 5% or less of the Fund’s annual distributions. The Adviser may lengthen or shorten duration from time to time based on its interest rate outlook. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax, except when investing for “defensive” purposes.
Federated Hermes Ohio Municipal Income Fund
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund pursues its objective by investing in a portfolio of tax-exempt securities so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities. Interest income from the Fund’s investments may be subject to (or may be a specific preference item for purposes of) the federal AMT for individuals.The Fund will invest at least a majority of its assets in securities rated investment-grade (or unrated securities of comparable quality) and may purchase securities rated below investment-grade (or unrated securities of comparable quality), which are also known as junk bonds, up to 49% of its assets. Investment-grade securities are securities that receive investment-grade ratings (i.e., generally ratings in the first, second, third or fourth highest rating category) by a nationally recognized statistical rating organization (NRSRO) or unrated securities of comparable quality. For example, securities rated AAA, AA, A or BBB (including modifiers, sub-categories or gradations) by S&P Global Ratings (“S&P Global”), an NRSRO, would be rated in the first, second, third or fourth highest ratings category, respectively. Securities rated below investment-grade (or noninvestment-grade securities) are securities that do not receive investment-grade ratings (i.e., generally ratings below one of the four highest rating categories) by an NRSRO or unrated securities of comparable quality. For example, securities rated B or BB (including modifiers, sub-categories or gradations) by S&P Global, an NRSRO, would be noninvestment-grade securities. The presence of a ratings modifier, sub-category, or gradation (for example, a (+) or (-)) is intended to show relative standing within the major rating categories and does not affect the security credit rating for purposes of the Fund’s investment parameters. The Fund does not have a specific minimum quality rating.The Fund does not limit itself to securities of a particular maturity range. Currently, at least a majority of the Fund’s assets will be invested in long-term securities (i.e., securities with stated maturities of 10 years or more). The Adviser may lengthen or shorten duration from time to time based on its interest rate outlook. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.The securities in which the Fund may principally invest include tax-exempt securities, which may include, for example, general obligation bonds, special revenue bonds, private activity bonds, tax-increment financing bonds, municipal leases, zero-coupon securities, inverse floaters, municipal mortgage-backed securities and planned amortization classes. Certain of the tax-exempt securities in which the Fund invests may be subject to credit enhancement.The Fund also may principally invest in derivative contracts (such as, for example, futures contracts, option contracts and swap contracts) and hybrid instruments to implement its investment strategies. For example, the Fund may use derivative contracts or hybrid instruments to increase return, to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative or hybrid instrument in an attempt to benefit from changes in the value of the underlying investment(s), to gain exposure to the municipal bond sector, to increase or decrease the effective duration, sector/asset class and yield curve risk of the Fund’s portfolio or to hedge against potential losses.The Fund also may invest in certain securities or other investments (such as market discount bonds, credit default swaps and other derivative transactions) that will likely cause the Fund to realize a limited amount of ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes). There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund that provide investment exposure to investments suggested by the Fund’s name are included within the Fund’s 80% policy and are calculated at notional value.The Fund will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities. This policy may not be changed without shareholder approval.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund pursues its objective by investing in a portfolio of tax-exempt securities so that, normally, distributions of annual interest income are exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities. Interest income from the Fund’s investments may be subject to (or may be a specific preference item for purposes of) the federal AMT for individuals.The Fund will invest at least a majority of its assets in securities rated investment-grade (or unrated securities of comparable quality) and may purchase securities rated below investment-grade (or unrated securities of comparable quality), which are also known as junk bonds, up to 49% of its assets. Investment-grade securities are securities that receive investment-grade ratings (i.e., generally ratings in the first, second, third or fourth highest rating category) by a nationally recognized statistical rating organization (NRSRO) or unrated securities of comparable quality. For example, securities rated AAA, AA, A or BBB (including modifiers, sub-categories or gradations) by S&P Global Ratings (“S&P Global”), an NRSRO, would be rated in the first, second, third or fourth highest ratings category, respectively. Securities rated below investment-grade (or noninvestment-grade securities) are securities that do not receive investment-grade ratings (i.e., generally ratings below one of the four highest rating categories) by an NRSRO or unrated securities of comparable quality. For example, securities rated B or BB (including modifiers, sub-categories or gradations) by S&P Global, an NRSRO, would be noninvestment-grade securities. The presence of a ratings modifier, sub-category, or gradation (for example, a (+) or (-)) is intended to show relative standing within the major rating categories and does not affect the security credit rating for purposes of the Fund’s investment parameters. The Fund does not have a specific minimum quality rating.The Fund does not limit itself to securities of a particular maturity range. Currently, at least a majority of the Fund’s assets will be invested in long-term securities (i.e., securities with stated maturities of 10 years or more). The Adviser may lengthen or shorten duration from time to time based on its interest rate outlook. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.Certain of the tax-exempt securities in which the Fund invests may be subject to credit enhancement.The Fund also may principally invest in derivative contracts (such as, for example, futures contracts, option contracts and swap contracts) and hybrid instruments to implement its investment strategies. For example, the Fund may use derivative contracts or hybrid instruments to increase return, to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative or hybrid instrument in an attempt to benefit from changes in the value of the underlying investment(s), to gain exposure to the municipal bond sector, to increase or decrease the effective duration, sector/asset class and yield curve risk of the Fund’s portfolio or to hedge against potential losses.The Fund also may invest in certain securities or other investments (such as market discount bonds, credit default swaps and other derivative transactions) that will likely cause the Fund to realize a limited amount of ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes). There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund that provide investment exposure to investments suggested by the Fund’s name are included within the Fund’s 80% policy and are calculated at notional value.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities.
Federated Hermes Pennsylvania Municipal Income Fund
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund pursues its objective by investing in a portfolio of tax-exempt securities so that, normally, distributions of annual interest income are exempt from federal regular income tax and the Commonwealth of Pennsylvania personal income tax. Interest income from the Fund’s investments may be subject to (or may be a specific preference item for purposes of) the federal AMT for individuals. The Fund will invest at least a majority of its assets in securities rated investment-grade (or unrated securities of comparable quality), and may purchase securities rated below investment-grade (or unrated securities of comparable quality), which are also known as junk bonds, up to 49% of its assets. Investment-grade securities are securities that receive investment-grade ratings (i.e., generally ratings in the first, second, third or fourth highest rating category) by a nationally recognized statistical rating organization (NRSRO) or unrated securities of comparable quality. For example, securities rated AAA, AA, A or BBB (including modifiers, sub-categories or gradations) by S&P Global Ratings (“S&P Global”), an NRSRO, would be rated in the first, second, third or fourth highest ratings category, respectively. Securities rated below investment-grade (or noninvestment-grade securities) are securities that do not receive investment-grade ratings (i.e., generally ratings below one of the four highest rating categories) by an NRSRO or unrated securities of comparable quality. For example, securities rated B or BB (including modifiers, sub-categories or gradations) by S&P Global, an NRSRO, would be noninvestment-grade securities. The presence of a ratings modifier, sub-category, or gradation (for example, a (+) or (-)) is intended to show relative standing within the major rating categories and does not affect the security credit rating for purposes of the Fund’s investment parameters. The Fund does not have a specific minimum quality rating. The Fund does not limit itself to securities of a particular maturity range. Currently, at least a majority of the Fund’s assets will be invested in long-term securities (i.e., securities with stated maturities of 10 years or more). The Adviser may lengthen or shorten duration from time to time based on its interest rate outlook. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.The securities in which the Fund may principally invest include tax-exempt securities, which may include, for example, general obligation bonds, special revenue bonds, private activity bonds, tax-increment financing bonds, municipal leases, zero-coupon securities, inverse floaters, municipal mortgage-backed securities and planned amortization classes.Certain of the tax-exempt securities in which the Fund invests may be subject to credit enhancement. The Fund also may principally invest in derivative contracts (such as, for example, futures contracts, option contracts and swap contracts) and hybrid instruments to implement its investment strategies. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative or hybrid instrument in an attempt to benefit from changes in the value of the underlying investment(s), to gain exposure to the municipal bond sector, to increase or decrease the effective duration of the Fund’s portfolio or to hedge against potential losses. The Fund also may invest in certain securities or other investments (such as market discount bonds, credit default swaps and other derivative transactions) that will likely cause the Fund to realize a limited amount of ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes). There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund that provide investment exposure to investments suggested by the Fund’s name are included within the Fund’s 80% policy and are calculated at notional value.Because the Fund refers to Pennsylvania municipal investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the Commonwealth of Pennsylvania personal income tax. This policy may not be changed without shareholder approval.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The securities in which the Fund may principally invest include tax-exempt securities, which may include, for example, general obligation bonds, special revenue bonds, private activity bonds, tax-increment financing bonds, municipal leases, zero-coupon securities, inverse floaters, municipal mortgage-backed securities and planned amortization classes.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund pursues its objective by investing in a portfolio of tax-exempt securities so that, normally, distributions of annual interest income are exempt from federal regular income tax and the Commonwealth of Pennsylvania personal income tax. Interest income from the Fund’s investments may be subject to (or may be a specific preference item for purposes of) the federal AMT for individuals. The Fund will invest at least a majority of its assets in securities rated investment-grade (or unrated securities of comparable quality), and may purchase securities rated below investment-grade (or unrated securities of comparable quality), which are also known as junk bonds, up to 49% of its assets. Investment-grade securities are securities that receive investment-grade ratings (i.e., generally ratings in the first, second, third or fourth highest rating category) by a nationally recognized statistical rating organization (NRSRO) or unrated securities of comparable quality. For example, securities rated AAA, AA, A or BBB (including modifiers, sub-categories or gradations) by S&P Global Ratings (“S&P Global”), an NRSRO, would be rated in the first, second, third or fourth highest ratings category, respectively. Securities rated below investment-grade (or noninvestment-grade securities) are securities that do not receive investment-grade ratings (i.e., generally ratings below one of the four highest rating categories) by an NRSRO or unrated securities of comparable quality. For example, securities rated B or BB (including modifiers, sub-categories or gradations) by S&P Global, an NRSRO, would be noninvestment-grade securities. The presence of a ratings modifier, sub-category, or gradation (for example, a (+) or (-)) is intended to show relative standing within the major rating categories and does not affect the security credit rating for purposes of the Fund’s investment parameters. The Fund does not have a specific minimum quality rating. The Fund does not limit itself to securities of a particular maturity range. Currently, at least a majority of the Fund’s assets will be invested in long-term securities (i.e., securities with stated maturities of 10 years or more). The Adviser may lengthen or shorten duration from time to time based on its interest rate outlook. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.Certain of the tax-exempt securities in which the Fund invests may be subject to credit enhancement. The Fund also may principally invest in derivative contracts (such as, for example, futures contracts, option contracts and swap contracts) and hybrid instruments to implement its investment strategies. For example, the Fund may use derivative contracts or hybrid instruments to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative or hybrid instrument in an attempt to benefit from changes in the value of the underlying investment(s), to gain exposure to the municipal bond sector, to increase or decrease the effective duration of the Fund’s portfolio or to hedge against potential losses. The Fund also may invest in certain securities or other investments (such as market discount bonds, credit default swaps and other derivative transactions) that will likely cause the Fund to realize a limited amount of ordinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes). There can be no assurance that the Fund’s use of derivative contracts or hybrid instruments will work as intended. Derivative investments made by the Fund that provide investment exposure to investments suggested by the Fund’s name are included within the Fund’s 80% policy and are calculated at notional value.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Because the Fund refers to Pennsylvania municipal investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the Commonwealth of Pennsylvania personal income tax.